SCHEDULE OF SEGMENTED INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,387,350	$ 1,581,358	$ 2,625,298		$ 2,962,174
Provision of services	345,640	317,681	437,273		538,351
Total revenue	1,732,990	1,899,039	3,062,571		3,500,525
Segment loss (income)			9,259,782		13,638,787
Finance and other costs			46,805		(46,752)
Depreciation			284,681		224,243
Amortization			5,643		17,979
Change in fair value of derivative liability			(786,825)		(57,314)
Loss on write-off of notes receivable			10,861		199,647
Loss on write down of inventory			134,410
Net loss for the period	$ 7,091,549	$ 6,908,964	8,955,357	$ 9,635,220	13,976,590
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods			2,625,298		2,962,174
Provision of services			437,273		538,351
Total revenue			3,062,571		3,500,525
Segment loss (income)			2,866,980		8,972,201
Finance and other costs			46,805		(43,689)
Depreciation			276,655		219,422
Amortization			5,643		17,979
Change in fair value of derivative liability
Loss on write-off of notes receivable					199,647
Loss on write down of inventory			134,410
Net loss for the period			3,330,493		9,365,560
Vital [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)					153,641
Finance and other costs
Depreciation
Amortization
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory
Net loss for the period					153,641
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)			6,392,802		4,512,945
Finance and other costs					(3,063)
Depreciation			8,026		4,821
Amortization
Change in fair value of derivative liability			(786,825)		(57,314)
Loss on write-off of notes receivable			10,861
Loss on write down of inventory
Net loss for the period			$ 5,624,864		$ 4,457,389